Commitments and Contingencies (Q1) (Tables)	3 Months Ended
Mar. 31, 2021
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases
Future minimum lease payments under operating and capital leases that have initial or remaining non-cancelable lease terms in excess of one year at March 31, 2021 and expire through 2033 are as follows:

March 31, 2021	Operating Leases	Capital Leases
remainder of 2021	$3,567	$153
2022	4,716	52
2023	4,444	13
2024	4,089	1
2025	4,055	—
Thereafter	30,811	—
Total minimum lease payments	$51,682	$219
Less amounts representing interest		(7)
Present value of lease payments		212
Less current portion		(170)
Long-term portion of minimum lease payments		$42

Schedule of Future Minimum Rental Payments for Operating Leases
Future minimum lease payments under operating and capital leases that have initial or remaining non-cancelable lease terms in excess of one year at March 31, 2021 and expire through 2033 are as follows:

March 31, 2021	Operating Leases	Capital Leases
remainder of 2021	$3,567	$153
2022	4,716	52
2023	4,444	13
2024	4,089	1
2025	4,055	—
Thereafter	30,811	—
Total minimum lease payments	$51,682	$219
Less amounts representing interest		(7)
Present value of lease payments		212
Less current portion		(170)
Long-term portion of minimum lease payments		$42